ABERDEEN FUNDS

Aberdeen Select Growth Fund
Aberdeen Equity Long-Short Fund
Aberdeen Health Sciences Fund
Aberdeen Natural Resources Fund
Aberdeen Technology and Communications Fund
Aberdeen Small Cap Fund
Aberdeen Small Cap Growth Fund
Aberdeen Small Cap Value Fund

Supplement to the Aberdeen Funds Equity Series Prospectus dated June 23, 2008

The following replaces the information under the title “Aberdeen Select Growth Fund” located in Section 3-Fund Management-Portfolio Management:

Christopher Baggini, CFA®, Douglas Burtnick, CFA®, and Jason Kotik, CFA® are the portfolio managers of the Aberdeen Select Growth Fund. Mr. Baggini has managed the Fund since its inception in June 2000, Mr. Burtnick has managed the Fund since May 2002 and Mr. Kotik has managed the Fund since October 2008.

Christopher Baggini is a Senior Investment Manager with Aberdeen Asset Management Inc. and, prior to joining Aberdeen in October 2007, he was a Senior Portfolio Manager with Nationwide Fund Advisors, the Fund’s previous advisor, since March 2000.

Douglas Burtnick is an Investment Manager with Aberdeen Asset Management Inc. and, prior to joining Aberdeen in October 2007, he was a Portfolio Manager with Nationwide Fund Advisors, the Fund’s previous advisor, since May 2002.

Jason Kotik is an Investment Manager with Aberdeen Asset Management Inc. Mr. Kotik joined Aberdeen in October 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since November 2000 he was an Assistant Portfolio Manager and Senior Equity Research Analyst. Previously, he was a financial analyst with Allied Investment Advisors. Prior to that, Mr. Kotik was a trading systems administrator with T. Rowe Price Associates.

The following replaces the information under the title “Aberdeen Equity Long-Short Fund” located in Section 3-Fund Management-Portfolio Management:

Christopher Baggini, CFA®, Douglas Burtnick, CFA®, and Jason Kotik, CFA® are the portfolio managers of the Aberdeen Equity Long-Short Fund. Mr. Baggini and Mr. Burtnick have managed the Fund since June 2004 and Mr. Kotik has managed the Fund since October 2008.

Christopher Baggini is a Senior Investment Manager with Aberdeen Asset Management Inc. and, prior to joining Aberdeen in October 2007, he was a Senior Portfolio Manager with Nationwide Fund Advisors, the Fund’s previous advisor, since March 2000.

Douglas Burtnick is an Investment Manager with Aberdeen Asset Management Inc. and, prior to joining Aberdeen in October 2007, he was a Portfolio Manager with Nationwide Fund Advisors, the Fund’s previous advisor, since May 2002.

Jason Kotik is an Investment Manager with Aberdeen Asset Management Inc. Mr. Kotik joined Aberdeen in October 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since November 2000 he was an Assistant Portfolio Manager and Senior Equity Research Analyst. Previously, he was a financial analyst with Allied Investment Advisors. Prior to that, Mr. Kotik was a trading systems administrator with T. Rowe Price Associates.

The following replaces the information under the title “Aberdeen Health Sciences Fund” located in Section 3-Fund Management-Portfolio Management:

Douglas Burtnick, CFA® and Jean Rhee are the portfolio managers of the Aberdeen Health Sciences Fund. Mr. Burtnick has managed the Fund since November 2006 and Ms. Rhee has managed the Fund since September 2008.

Douglas Burtnick is an Investment Manager with Aberdeen Asset Management Inc. and prior to joining Aberdeen in October 2007, he was a Portfolio Manager with Nationwide Fund Advisors, the Fund’s previous advisor, since May 2002.

Jean Rhee is an Investment Manager with Aberdeen Asset Management Inc. Ms. Rhee joined Aberdeen in October 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since November 2001 she provided fundamental research coverage for the health care sector. Previously, Ms. Rhee was a Senior Biotech Analyst at Paramount Capital. Prior to that, she was an analyst at Spears Benzak Solomon and Farrell.

The following replaces the information under the title “Aberdeen Natural Resources Fund” located in Section 3-Fund Management-Portfolio Management:

Ralph Bassett and Jason Kotik, CFA® are the portfolio managers of the Aberdeen Natural Resources Fund. Mr. Bassett has managed the Fund since October 2008 and Mr. Kotik has managed the Fund since its inception in June 2004.

Ralph Bassett is an Assistant Investment Manager with Aberdeen Asset Management Inc. Mr. Bassett joined Aberdeen in 2006 from Navigant Consulting where he worked as consultant on a variety of client engagements across diverse industries. Previously, he held internships at JP Morgan Chase and Siemens AG.  He graduated from Villanova University in 2005 with a Bachelor of Business Administration with a major in Finance.

Jason Kotik is an Investment Manager with Aberdeen Asset Management Inc. Mr. Kotik joined Aberdeen in October 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since November 2000 he was an Assistant Portfolio Manager and Senior Equity Research Analyst. Previously, he was a financial analyst with Allied Investment Advisors. Prior to that, Mr. Kotik was a trading systems administrator with T. Rowe Price Associates.

The following replaces the information under the title “Aberdeen Technology and Communications Fund” located in Section 3-Fund Management-Portfolio Management:

Ralph Bassett and Robert Mattson are the portfolio managers of the Aberdeen Technology and Communications Fund. Mr. Bassett and Mr. Mattson have managed the portfolio since September 2008.

Ralph Bassett is an Assistant Investment Manager with Aberdeen Asset Management Inc. Mr. Bassett joined Aberdeen in 2006 from Navigant Consulting where he worked as consultant on a variety of client engagements across diverse industries. Previously, he held internships at JP Morgan Chase and Siemens AG.

Robert Mattson is an Investment Manager with Aberdeen Asset Management Inc. Before joining Aberdeen in October 2007, he was an Equity Analyst with Nationwide Fund Advisors, the Fund’s previous advisor. Previously, Mr. Mattson worked for Janney Montgomery Scott, where he was a senior equity analyst covering the software space. Prior to that, he worked for the World Bank, where he was responsible for developing economic and behavioral models along with submitting primary research results to internal and external publications.

The following replaces the information under the title “Aberdeen Small Cap Fund” located in Section 3-Fund Management-Portfolio Management:

Paul Atkinson, Ralph Bassett, Jason Kotik, CFA® and Michael J. Manzo, CFA are the portfolio managers of the Aberdeen Small Cap Fund. Mr. Manzo has managed the Fund since September 2008 and Mr. Kotik, Mr. Atkinson, and Mr. Bassett have managed the Fund since October 2008.

Paul Atkinson is a Senior Investment Manager with Aberdeen Asset Management Inc. Mr. Atkinson joined Aberdeen in 1998 from UBS Ltd. where he was a director in its equity derivatives business. Previously, he worked for Prudential-Bache Ltd in a similar role.

Ralph Bassett is an Assistant Investment Manager with Aberdeen Asset Management Inc. Mr. Bassett joined Aberdeen in 2006 from Navigant Consulting where he worked as consultant on a variety of client engagements across diverse industries. Previously, he held internships at JP Morgan Chase and Siemens AG.

Jason Kotik is an Investment Manager with Aberdeen Asset Management Inc. Mr. Kotik joined Aberdeen in October 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since November 2000 he was an Assistant Portfolio Manager and Senior Equity Research Analyst. Previously, he was a financial analyst with Allied Investment Advisors. Prior to that, Mr. Kotik was a trading systems administrator with T. Rowe Price Associates.

Michael J. Manzo is an investment manager with Aberdeen Asset Management Inc. He joined Aberdeen in 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since September 2005 he provided fundamental research.  Previously, Mr. Manzo was an analyst covering the machinery multi-industry/electrical equipment sectors at JP Morgan Chase and Company. Prior to that, he was an equity analyst intern at Lepercq, DeNeuflize & Company.

The following replaces the information under the title “Aberdeen Small Cap Growth Fund” located in Section 3-Fund Management-Portfolio Management: Christopher Baggini, CFA®, Douglas Burtnick, CFA® and Jason Kotik, CFA® are the portfolio managers of the Aberdeen Small Cap Growth Fund. Mr. Kotik and Mr. Baggini have managed the Fund since its inception in September 2006 and Mr. Burtnick has managed the Fund since October 2008.

Christopher Baggini is a Senior Investment Manager with Aberdeen Asset Management Inc. and, prior to joining Aberdeen in October 2007, he was a Senior Portfolio Manager with Nationwide Fund Advisors, the Fund’s previous advisor, since March 2000.

Douglas Burtnick is an Investment Manager with Aberdeen Asset Management Inc. and prior to joining Aberdeen in October 2007, he was a Portfolio Manager with Nationwide Fund Advisors, the Fund’s previous advisor, since May 2002.

Jason Kotik is an Investment Manager with Aberdeen Asset Management Inc. Mr. Kotik joined Aberdeen in October 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since November 2000 he was an Assistant Portfolio Manager and Senior Equity Research Analyst. Previously, he was a financial analyst with Allied Investment Advisors. Prior to that, Mr. Kotik was a trading systems administrator with T. Rowe Price Associates.

The following replaces the information under the title “Aberdeen Small Cap Value Fund” located in Section 3-Fund Management-Portfolio Management:

Paul Atkinson, Ralph Bassett, Jason Kotik, CFA® and Michael J. Manzo, CFA® are the portfolio managers of the Aberdeen Small Cap Fund. Mr. Manzo has managed the Fund since September 2008 and Mr. Atkinson, Mr, Bassett and Mr. Kotik have managed the Fund since October 2008.

Paul Atkinson is a Senior Investment Manager with Aberdeen Asset Management Inc. Mr. Atkinson joined Aberdeen in 1998 from UBS Ltd. where he was a director in its equity derivatives business. Previously, he worked for Prudential-Bache Ltd in a similar role.

Ralph Bassett is an Assistant Investment Manager with Aberdeen Asset Management Inc. Mr. Bassett joined Aberdeen in 2006 from Navigant Consulting where he worked as consultant on a variety of client engagements across diverse industries. Previously, he held internships at JP Morgan Chase and Siemens AG.

Jason Kotik is an Investment Manager with Aberdeen Asset Management Inc. Mr. Kotik joined Aberdeen in October 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since November 2000 he was an Assistant Portfolio Manager and Senior Equity Research Analyst. Previously, he was a financial analyst with Allied Investment Advisors. Prior to that, Mr. Kotik was a trading systems administrator with T. Rowe Price Associates.

Michael J. Manzo is an Investment Manager with Aberdeen Asset Management Inc. He joined Aberdeen in 2007 from Nationwide Fund Advisors, the Fund’s previous advisor, where since September 2005 he provided fundamental research.  Previously, Mr. Manzo was an analyst covering the machinery multi-industry/electrical equipment sectors at JP Morgan Chase and Company. Prior to that, he was an equity analyst intern at Lepercq, DeNeuflize & Company.

Additional copies of the Prospectus and Statement of Additional Information may be obtained by calling Aberdeen Funds Shareholder Services at 866-667-9231.

THIS SUPPLEMENT IS DATED OCTOBER 28, 2008

Please keep this supplement for future reference